Consolidated Statements of Equity and Stockholder's Equity - USD ($) $ in Thousands		Preferred Stock Founder	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Balances at the beginning at Dec. 31, 2018			$ 1		$ 57,418	$ (21,849)		$ 35,570
Balances at the beginning (in shares) at Dec. 31, 2018		1,124,856	66,406,131	45,274,878
Issuance of Series C Preferred Stock, net of issuance costs					69,922			69,922
Issuance of Series C Preferred Stock, net of issuance costs (in shares)			19,987,156
Secondary sale of Founders Preferred Stock (in shares)		(962,298)	962,298
Shares issued upon exercise of stock options	[1]				63			63
Shares issued upon exercise of stock options (in shares)	[1]			1,725,256
Vesting of early exercised options					162			162
Stock-based compensation					732			732
Other comprehensive income (loss)							$ 69	69
Net loss						(15,310)		(15,310)
Balance at the end at Dec. 31, 2019		$ 0	$ 1	$ 0	128,297	(37,159)	69	91,208
Balance as the end (in shares) at Dec. 31, 2019		162,558	87,355,585	47,000,134
Shares repurchased					(52)	(52)
Shares repurchased (in shares)				(254,973)
Shares issued upon exercise of stock options					95			95
Shares issued upon exercise of stock options (in shares)				195,917
Vesting of early exercised options					45			45
Stock-based compensation					655			655
Other comprehensive income (loss)							42	42
Net loss						(14,988)		(14,988)
Balance at the end at Sep. 30, 2020		$ 0	$ 1	$ 0	129,040	(52,147)	111	77,005
Balance as the end (in shares) at Sep. 30, 2020		162,558	87,355,585	46,941,078
Balances at the beginning at Dec. 31, 2019		$ 0	$ 1	$ 0	128,297	(37,159)	69	91,208
Balances at the beginning (in shares) at Dec. 31, 2019		162,558	87,355,585	47,000,134
Shares issued upon exercise of stock options	[1]				121			121
Shares issued upon exercise of stock options (in shares)	[1]			340,171
Vesting of early exercised options					61			61
Stock-based compensation					970			970
Other comprehensive income (loss)							(24)	(24)
Net loss						(21,531)		(21,531)
Balance at the end at Dec. 31, 2020		$ 0	$ 1	$ 0	129,449	(58,690)	45	70,805
Balance as the end (in shares) at Dec. 31, 2020		162,558	87,355,585	47,340,305
Balance at the end at Sep. 30, 2020		$ 0	$ 1	$ 0	129,040	(52,147)	111	77,005
Balance as the end (in shares) at Sep. 30, 2020		162,558	87,355,585	46,941,078
Balance at the end at Dec. 31, 2020		$ 0	$ 1	$ 0	129,449	(58,690)	45	70,805
Balance as the end (in shares) at Dec. 31, 2020		162,558	87,355,585	47,340,305
Balances at the beginning at Sep. 30, 2020		$ 0	$ 1	$ 0	129,040	(52,147)	111	77,005
Balances at the beginning (in shares) at Sep. 30, 2020		162,558	87,355,585	46,941,078
Shares repurchased					(12)			(12)
Shares repurchased (in shares)				(53,232)
Shares issued upon exercise of stock options					90			90
Shares issued upon exercise of stock options (in shares)				452,459
Vesting of early exercised options					16			16
Stock-based compensation					316			316
Other comprehensive income (loss)							(66)	(66)
Net loss						(6,543)		(6,543)
Balance at the end at Dec. 31, 2020		$ 0	$ 1	$ 0	129,449	(58,690)	45	70,805
Balance as the end (in shares) at Dec. 31, 2020		162,558	87,355,585	47,340,305
Balances at the beginning at Dec. 31, 2020		$ 0	$ 1	$ 0	129,449	(58,690)	45	70,805
Balances at the beginning (in shares) at Dec. 31, 2020		162,558	87,355,585	47,340,305
Shares repurchased (in shares)				(1,125)
Shares issued upon exercise of stock options					149			149
Shares issued upon exercise of stock options (in shares)				556,535
Vesting of early exercised options					39			39
Stock-based compensation					1,821			1,821
Other comprehensive income (loss)							$ (45)	(45)
Issuance of common stock warrants					1,775			1,775
Net loss						(47,825)		(47,825)
Balance at the end at Sep. 30, 2021			$ 1	$ 0	133,233	(106,515)		26,719
Balance as the end (in shares) at Sep. 30, 2021		162,558	87,355,585	47,895,715
Balance at the end at Sep. 30, 2021			$ 1	$ 0	$ 133,233	$ (106,515)		$ 26,719
Balance as the end (in shares) at Sep. 30, 2021		162,558	87,355,585	47,895,715

[1]	Insignificant amounts are rounded to zero (“— ”) for disclosure